Commitments (Details) - Schedule of gross sugarcane sales - Brenco [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2019 BRL (R$)
Commitments (Details) - Schedule of gross sugarcane sales [Line Items]
Number of sugarcane (tons)	644,503	840,625	761,996
Net revenue from sugarcane	R$ 87,705	R$ 82,763	R$ 73,480